Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation
Schedule of fair value of stock options

	2024
Spot price	21.02
Exercise price	21.88
Life of option	10	years
Risk free rate	4.22%
Expected volatility	35.00%
Dividend yield	2.95%
Post-vesting forfeiture rate	5.55%~6.39%
Exercise multiple	1.5x~2.0x

Schedule of share option activity

		Weighted Average	Weighted Average	Aggregate
	Number	Exercise Price	Remaining	Intrinsic
	of	US$ per	Contractual	Value
	Options	share	Life Years	US$
Share options outstanding as of January 1, 2025	916,200	21.88	9.23	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	29,952	—	—	—
Share options outstanding as of December 31, 2025	886,248	21.88	8.23	—
Share options exercisable as of December 31, 2025	292,462	21.88	8.23	—